Segments and Geographic Information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 784,345	$ 981,682	$ 2,305,284	$ 2,772,187	$ 3,785,063	$ 3,707,628	$ 2,416,927
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	$ 667,200,000	$ 811,700,000	$ 1,900,000	$ 2,300,000	$ 3,100,000	$ 3,000,000	$ 2,100,000